COLUMBIA FUNDS SERIES TRUST

225 Franklin Street

Boston, MA 02110

June 25, 2014

VIA EDGAR

Ms. Deborah O’Neal-Johnson

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	COLUMBIA FUNDS SERIES TRUST (the Registrant)

Columbia Convertible Securities Fund

Columbia International Value Fund

Columbia Large Cap Enhanced Core Fund

Columbia Large Cap Index Fund

Columbia Marsico 21st Century Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico Global Fund

Columbia Marsico Growth Fund

Columbia Marsico International Opportunities Fund

Columbia Mid Cap Index Fund

Columbia Mid Cap Value Fund

Columbia Multi-Advisor International Equity Fund

Columbia Overseas Value Fund

Columbia Select Large Cap Equity Fund

Columbia Small Cap Index Fund

Columbia Small Cap Value Fund II

Post-Effective Amendment No. 131

File Nos. 333-89661/ 811-09645

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 131 (Amendment). This Amendment was filed electronically on June 24, 2014.

If you have any questions regarding this filing, please contact either the undersigned at 617-385-9536 or Katina A. Walker at 612-671-6990.

Sincerely,

/s/ Ryan C. Larrenaga
Ryan C. Larrenaga
Assistant Secretary
COLUMBIA FUNDS SERIES TRUST